SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Costs (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Liabilities related to remaining un-assigned contracts due to expiration of legal obligation	$ 0
Deferred costs related to remaining un-assigned contracts due to expiration of legal obligation	$ 0